Investments - High Tide Inc. (Details)			1 Months Ended	12 Months Ended
	Nov. 14, 2019 CAD ($) $ / shares shares	Jun. 14, 2019 CAD ($) $ / shares shares	Apr. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($) year $ / shares shares	Jun. 30, 2020 CAD ($) year $ / shares shares	Nov. 01, 2022	Nov. 01, 2021	Jul. 23, 2020 $ / shares	Dec. 12, 2018 CAD ($) $ / shares
Disclosure of financial assets [line items]
Number of common shares per warrant (in shares)				1
Warrants, exercised (in shares) | shares				491,500	992,918
Unrealized gain (loss) on derivative investments				$ 12,758,000	$ (34,069,000)
High Tide | July 2020 Debenture
Disclosure of financial assets [line items]
Debt restructuring agreement, royalty payment percentage							0.50%
Debt restructuring agreement, royalty payment, annual automatic percentage increase						0.50%
Derivatives and convertible debentures at FVTPL
Disclosure of financial assets [line items]
Unrealized gain (loss) on derivative investments				12,758,000	(34,069,000)
Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Principal amount converted			$ 3,000,000.0
Unrealized gain (loss) on derivative investments				$ 9,300,000	$ 600,000
Share price (in CAD per share) | $ / shares				$ 0.66	$ 0.16
Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide | December 2018 Debentures
Disclosure of financial assets [line items]
Notional amount									$ 10,000,000.0
Interest rate									8.50%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares									$ 0.75
Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide | June 2019 Debentures
Disclosure of financial assets [line items]
Notional amount		$ 1,000,000.0
Interest rate		10.00%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares		$ 0.75
Maturity, term		2 years
Number of warrants held by entity (in shares) | shares		1,333,333
Number of common shares per warrant (in shares)		1
Exercise price of warrants (in CAD per share) | $ / shares		$ 0.85
Warrants expiration period		2 years
Principal amount converted				$ 1,000,000.0
Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide | November 2019 Debentures
Disclosure of financial assets [line items]
Notional amount	$ 2,000,000.0
Interest rate	10.00%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares	$ 0.252
Number of warrants held by entity (in shares) | shares	7,936,507
Number of common shares per warrant (in shares)	1
Exercise price of warrants (in CAD per share) | $ / shares	$ 0.50
Warrants expiration period	2 years
Principal amount converted				2,000,000.0
Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide | July 2020 Debenture
Disclosure of financial assets [line items]
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares								$ 0.425
Proportion of ownership interest in investment, percentage restriction								25.00%
Financial assets, at fair value				18,700,000	$ 9,800,000
Service fees				400,000	0
Principal repayment				$ (400,000)
Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide | June 2019 Debentures And November 2019 Debentures
Disclosure of financial assets [line items]
Proportion of ownership interest in investment, percentage restriction	9.90%
Conversion of notes (in shares) | shares				9,269,840
Conversion price (in CAD per share) | $ / shares				$ 0.42
Financial assets, at fair value				$ 6,300,000	2,700,000
Derivatives and convertible debentures at FVTPL | Warrants | High Tide
Disclosure of financial assets [line items]
Exercise price of warrants (in CAD per share) | $ / shares				$ 0.85
Financial assets, at fair value				$ 2,800,000	$ 200,000
Warrants, exercised (in shares) | shares				7,936,507
Exercise price of warrants (in CAD per share) | $ / shares				$ 0.50
Exercise cost of warrants				$ 4,000,000.0
Warrant expirations in period (in shares) | shares				1,333,333
Marketable securities designated at FVTOCI | High Tide
Disclosure of financial assets [line items]
Number of shares sold (in shares) | shares				18,650,197
Average share price (in CAD per share) | $ / shares				$ 0.64
Proceeds from sale of common shares				$ 11,800,000
Loss on sale of investment				1,300,000
Aggregate deemed cost of investments for which deemed cost is fair value				$ 13,100,000
Total shareholdings (in shares) | shares				0	267,380
Credit spread | Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets				0.119	0.123
Dividend yield | Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets				0	0
Historical volatility for shares | Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets				1.020	1.060
Expected life | Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets | year				3.51	0.45